COMMON SHARES - Stock Options Assumptions Used (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Weighted average fair value (in dollars per share)	$ 5.80	$ 7.22	$ 5.67
Expected life	5 years 8 months 12 days	5 years 8 months 12 days	5 years 9 months 18 days
Interest rate	2.10%	1.20%	0.70%
Volatility	16.00%	18.00%	21.00%
Dividend yield	4.20%	3.60%	4.90%
Forfeiture rate	0.00%	0.00%	5.00%
Expense for stock options	$ 13	$ 12	$ 15
Unrecognized compensation costs related to non-vested stock options	$ 16
Employee Stock Option
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Expense recognition period	3 years